Inventories	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At March 31, 2015 and December 31, 2014, inventories consisted of the following:

	March 31,	December 31,
	2015	2014
Finished goods	$677,118	$677,110
Health care supplies	226,796	170,614
Raw materials and purchased components	192,553	197,920
Work in process	63,039	69,910
Inventories	$1,159,506	$1,115,554